SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Computation of Earnings Per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								12 Months Ended
	Nov. 14, 2017	Dec. 28, 2019 USD ($) $ / shares	Sep. 28, 2019 USD ($) $ / shares	Jun. 29, 2019 USD ($) $ / shares	Mar. 30, 2019 USD ($) $ / shares	Dec. 29, 2018 USD ($) $ / shares	Sep. 29, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Mar. 31, 2018 USD ($) $ / shares	Dec. 28, 2019 USD ($) $ / shares shares	Dec. 29, 2018 USD ($) $ / shares shares	Dec. 30, 2017 USD ($) $ / shares shares
Stock split ratio	3
Numerator:
Net earnings attributable to controlling interest | $		$ 37,736	$ 51,859	$ 54,515	$ 35,540	$ 30,502	$ 41,219	$ 44,044	$ 32,833	$ 179,650	$ 148,598	$ 119,512
Adjustment for earnings allocated to non-vested restricted common stock | $										(4,496)	(3,396)	(2,225)
Net earnings for calculating EPS | $										$ 175,154	$ 145,202	$ 117,287
Denominator:
Weighted average shares outstanding (in shares)										61,649	61,762	61,416
Adjustment for non-vested restricted common stock (in shares)										(1,543)	(1,411)	(1,143)
Shares for calculating basic EPS (in shares)										60,106	60,351	60,273
Effect of dilutive restricted common stock (in shares)										24	82	90
Shares for calculating diluted EPS (in shares)										60,130	60,433	60,363
Net earnings per share
Basic (USD per share) | $ / shares		$ 0.61	$ 0.84	$ 0.88	$ 0.58	$ 0.50	$ 0.67	$ 0.71	$ 0.53	$ 2.91	$ 2.41	$ 1.95
Diluted (USD per share) | $ / shares		$ 0.61	$ 0.84	$ 0.88	$ 0.58	$ 0.50	$ 0.66	$ 0.71	$ 0.53	$ 2.91	$ 2.40	$ 1.94